Share Capital - Disclosure of warrant transactions (Details)		1 Months Ended	12 Months Ended
	Jun. 03, 2021 $ / shares	Jun. 21, 2021 $ / shares	Apr. 30, 2022 Shares $ / shares	Apr. 30, 2021 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised			(6,555,459)
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding, beginning of the year			22,757,961	11,040,617
Warrants weighted average exercise price, beginning of the year | $ / shares			$ 1.86	$ 0.2
Issued			16,222,400	17,890,732
Weighted average exercise price issued | $ / shares	$ 3.25	$ 3.25	$ 3.06	$ 2.3
Exercised			(6,555,459)	(6,173,388)
Weighted average exercise price exercised | $ / shares			$ 0.52	$ 0.29
Warrants outstanding, end of the year			32,424,902	22,757,961
Warrants weighted average exercise price, end of the year | $ / shares			$ 2.68	$ 1.86